COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2016	$ 404
2017	377
2018	186
2019	149
2020	22
Total	1,138
Rent expense	$ 400	$ 396	$ 370